Land Use Rights (Details) - Schedule of land use rights - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of land use rights [Abstract]
Land use rights	$ 1,097,384	$ 1,028,041
Accumulated amortization	(88,379)	(54,817)
Land use rights, net	$ 1,009,005	$ 973,224